Share-Based Payment (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Risk free interest rate		1.00%
Expected dividend
Expected volatility		80.00%
Black-Scholes Option Pricing Model [member]
Statement Line Items [Line Items]
Risk free interest rate	1.00%
Expected dividend
Expected volatility	68.86%
Expected life	5 years 32 months 26 days
Fair value of stock	$ 6.27